Note 6 - Other operating income and expenses (Details Textual) - USD ($) $ in Thousands				12 Months Ended
		Nov. 01, 2021	May 13, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about other operating income and expenses [line items]
Tax credit from PIS and COFINS recognized in other operating income	[1]				$ 35,568	$ 8,164
Tax credit from PIS and COFINS recognized in financial results					$ 18,000
Geneva Structural Tubes LLC (“Geneva”) | MKK USA Inc
Disclosure of detailed information about other operating income and expenses [line items]
Percentage of voting equity interests divested		100.00%
Aggregate selling price of subsidiary		$ 24,300
Gain on sale of subsidiaries		$ 6,800
Brazil | Subsidiaries
Disclosure of detailed information about other operating income and expenses [line items]
Tax expense (credit) from PIS and COFINS			$ 53,000
Tax credit from PIS and COFINS recognized in other operating income			36,000
Tax credit from PIS and COFINS recognized in financial results			17,000
Tax charge related to gain from tax claims of PIS and COFINS			$ 12,000

[1]	On May 13, 2021, the Brazilian Supreme Court issued a final judgment which confirmed that the methodology for calculating PIS and COFINS (Federal Social Contributions on Gross Revenues) tax claims to which taxpayers are entitled to, should exclude from its base the total output of ICMS, calculated on a gross basis. This decision led to a recognition of approximately $53 million tax credit in Brazilian subsidiaries, out of which $36 million were recognized in other operating income and $17 million in financial results (impacting in Finance Income and Finance Cost). In addition the tax charge related to this gain amounted to $12 million.